ACQUISITIONS - CitiGo Hotels, allocation of purchase price (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	¥ 5,132	$ 805		¥ 4,988	¥ 2,657
Franchise or manachise agreements | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	10 years
Franchise or manachise agreements | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	20 years
Non-compete agreement | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	2 years
Non-compete agreement | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	10 years
CitiGo Hotels
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Current assets			¥ 34
Property and equipment, net			296
Operating lease right-of-use assets			1,119
Other non-current assets			33
Goodwill			372
Operating lease liabilities, current			(153)
Other current liabilities			(23)
Operating lease liabilities, non-current			(987)
Other noncurrent liabilities			(5)
Deferred tax liabilities			(33)
Noncontrolling interest			(21)
Total			783
CitiGo Hotels | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of property, plant and equipment	5 years
CitiGo Hotels | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of property, plant and equipment	12 years
CitiGo Hotels | Franchise agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, finite life			61
CitiGo Hotels | Brand names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, Indefinite life			¥ 90